Impairment of non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Impairment of non-current assets [Line Items]
Schedule of impairment (losses) or reversals

Based on the impairment tests conducted by the Ecopetrol Business Group, the following are the impairment or reversals for the years ended on December 31, 2021, 2020 and 2019:

Impairment (loss) reversal by segment	2021	2020	2019
Exploration and Production	438,020	(192,693)	(1,982,044)
Refining and Petrochemicals	(305,466)	(781,528)	452,163
Transport and Logistics	(165,901)	341,065	(232,556)
Electric power transmission and toll roads concessions	(4)	-	-
	(33,351)	(633,156)	(1,762,437)

Recognized in:
Property, plant, and equipment (Note 14)	(281,132)	(384,638)	(373,123)
Natural resources (Note 15)	364,127	(217,709)	(1,017,061)
Investment in joint ventures and associates (Note 13)	(84,502)	(66,512)	(318,820)
Right of use assets (Note 16)	(31,783)	35,874	(53,488)
Other non-current assets	(61)	(171)	55
	(33,351)	(633,156)	(1,762,437)

Schedule of Refining and Petrochemical Segment

	2021	2020	2019
Refinería de Cartagena	34,650	(440,525)	911,597
Bioenergy	—	—	(234,340)
Invercolsa S.A.	(97)	(3)	—
Refinería de Barrancabermeja (projects)	(340,019)	(341,000)	(225,094)
	(305,466)	(781,528)	452,163

The following is the Cash Generating Units impairment or reversals in the refining and petrochemical segment for the years ended December 31, 2021, 2020 and 2019:

2021

			Impairment
	Carrying	Recoverable	reversal
Cash–generating units	amount	amount	(loss)
Refinería de Cartagena	26,808,008	26,842,658	34,650
Invercolsa S.A.	292	195	(97)
Refinería de Barrancabermeja (projects)	340,019	—	(340,019)
			(305,466)

2020

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	loss
Refinería de Cartagena	24,041,174	23,600,649	(440,525)
Invercolsa S.A.	276	273	(3)
Refinería de Barrancabermeja (projects)	676,334	335,334	(341,000)
			(781,528)

2019

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena	22,292,788	23,204,385	911,597
Bioenergy	575,331	340,991	(234,340)
Refinería de Barrancabermeja (projects)	901,517	676,423	(225,094)
			452,163

Schedule of breakdown of oilfields impairment losses or reversals

The following is the breakdown of oilfields impairment losses or reversals for the years ended December 31, 2021, 2020 and 2019:

2021

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	11,216,641	17,575,851	499,599
Loss	239,046	136,698	(104,041)
Fields operated abroad
Reversal	1,142,593	1,306,219	126,106
			521,664

2020

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	24,845,238	61,224,928	1,019,395
Loss	2,439,799	1,423,561	(1,016,238)
Fields operated abroad
Loss	1,277,609	1,150,800	(126,809)
			(123,652)

2019

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	3,842,819	6,047,345	74,577
Loss	4,992,462	3,322,284	(1,673,258)
Fields operated abroad
Reversal	200,910	539,785	4,391
Loss	68,792	—	(68,792)
			(1,663,082)

Investment in joint ventures (Note 12) [Member]
Impairment of non-current assets [Line Items]
Schedule of breakdown of oilfields impairment losses or reversals

As a result, Ecopetrol recognized an (impairment loss) or reversal of impairment on the carrying value as of December 31, as follows:

	2021	2020	2019
Equion Energía Limited	(83,644)	7,928	(134,753)
Offshore International Group	—	(76,969)	(184,209)
	(83,644)	(69,041)	(318,962)

Exploration and Production [Member]
Impairment of non-current assets [Line Items]
Schedule of breakdown of oilfields impairment losses or reversals

The impairment reversal of assets of the Exploration and Production segment for the years ended December 31 of 2021, 2020 and 2019 is the following:

	2021	2020	2019
Oilfields	521,664	(123,652)	(1,663,082)
Investment in joint ventures	(83,644)	(69,041)	(318,962)
	438,020	(192,693)	(1,982,044)